Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000048837_2_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.88%
C000048837_2_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.45%)
C000048837_2_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.84%
C000205021_2_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.88%
C000205021_2_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.45%)
C000205021_2_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.06%
C000048841_2_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.88%
C000048841_2_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.45%)
C000048841_2_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.84%
C000214978_2_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.88%
C000214978_2_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.45%)
C000214978_2_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	0.65%
C000048842_2_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.88%
C000048842_2_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.45%)
C000048842_2_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.84%
C000048840_2_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.88%
C000048840_2_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.45%)
C000048840_2_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.84%
C000048838_2_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.88%
C000048838_2_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.45%)
C000048838_2_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.84%
C000048837_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.53%
C000048837_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.40%
C000048837_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.96%
C000048837_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.92%
C000048837_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.11%
C000048837_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.86%
C000048837_1_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.79%
C000048837_1_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		1.42%
C000048837_1_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			3.01%
C000205021_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.58%
C000205021_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.50%
C000205021_NoLoadClassMember_2024-10-01_2025-09-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	5.57%
C000205021_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.92%
C000205021_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.11%
C000205021_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.53%
C000205021_1_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.79%
C000205021_1_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		1.42%
C000205021_1_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.43%
C000048841_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.02%
C000048841_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.26%
C000048841_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.26%
C000048841_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.27%
C000048841_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.13%
C000048841_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.69%
C000048841_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.92%
C000048841_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.11%
C000048841_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.86%
C000048841_1_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.79%
C000048841_1_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		1.42%
C000048841_1_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			3.01%
C000214978_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.82%
C000214978_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.60%
C000214978_NoLoadClassMember_2024-10-01_2025-09-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	6.17%
C000214978_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.92%
C000214978_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.11%
C000214978_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.83%
C000214978_1_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.79%
C000214978_1_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		1.42%
C000214978_1_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.71%
C000048842_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.43%
C000048842_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.39%
C000048842_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.97%
C000048842_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.92%
C000048842_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.11%
C000048842_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.86%
C000048842_1_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.79%
C000048842_1_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		1.42%
C000048842_1_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			3.01%
C000048840_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.44%
C000048840_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.31%
C000048840_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.07%
C000048840_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.44%
C000048840_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.31%
C000048840_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.07%
C000048840_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.92%
C000048840_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.11%
C000048840_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.86%
C000048840_1_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.79%
C000048840_1_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		1.42%
C000048840_1_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			3.01%
C000048838_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.03%
C000048838_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.24%
C000048838_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.27%
C000048838_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.28%
C000048838_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.11%
C000048838_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.70%
C000048838_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.92%
C000048838_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.11%
C000048838_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.86%
C000048838_1_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.79%
C000048838_1_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		1.42%
C000048838_1_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			3.01%